ROPES & GRAY LLP 191 NORTH WACKER DRIVE 32nd FLOOR CHICAGO, ILLINOIS 60606-4302 WWW.ROPESGRAY.COM

Matthew A. Brunmeier
T +1 312 845 1376
matthew.brunmeier@ropesgray.com

February 28, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Calamos Convertible and High Income Fund
(File Nos. 333-229038, 811-21319) (the “Registrant”)

Ladies and Gentleman:

On behalf of the Registrant, we are filing today, pursuant to the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, by electronic submission via EDGAR, Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 (the “Amendment”). This Amendment is being filed for the purposes of responding to comments from the staff of the Securities and Exchange Commission, filing exhibits, completing open information and to make certain other non-material changes. This Amendment has been marked to indicate changes made from the Registrant’s initial Registration Statement on Form N-2, filed on December 27, 2018.

This Registration Statement carries forward $98,085,010 of shares of beneficial interest that were previously registered pursuant to Registrant’s Registration Statement on Form N-2 (File No. 333-205640) effective April 4, 2016 (the “Prior Registration Statement”) and which remain unsold as of the filing date of this Registration Statement (the “Unsold Shares”). In addition to the Unsold Shares, the Registrant has registered an additional $1,000,000 of shares of beneficial interest in its initial filing on Form N-2 on December 27, 2018 (the “Initial Filing”) and has registered in connection with Pre-Effective Amendment No. 1 to the Registration Statement on February 22, 2019, $914,990 of shares of beneficial interest for a proposed maximum aggregate offering price of $100,000,000.

Pursuant to Rule 415(a)(6) of the Securities Act, the Unsold Shares are included in this Registration Statement. A registration fee amount of $11,620.00 was paid with respect to the Unsold Shares in connection with the Prior Registration Statement, a registration fee amount of $121.20 was previously paid in connection with the Initial Filing and a registration fee of $378.80 was previously paid in connection with Pre-Effective Amendment No. 1. No fees are required in connection with this filing.

Very truly yours,

/s/ Matthew A. Brunmeier
Matthew A. Brunmeier

cc:	John P. Calamos, Sr.

J. Christopher Jackson, Esq.

Paulita Pike, Esq.

Jeremy Smith, Esq.